Restructuring - Restructuring Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring
Employee-related restructuring expenses	€ 7	€ (1,111)	€ (19)
Onerous contract-related restructuring expenses and restructuring related impairment losses	(4)	(19)	0
Restructuring expenses	€ (3)	€ 1,130	€ 19